Consolidated Balance Sheets - DKK (kr) kr in Millions	Dec. 31, 2020	Dec. 31, 2019
Consolidated Balance Sheets
Intangible assets	kr 338.0	kr 470.0
Property, plant and equipment	453.0	237.0
Right-of-use assets	283.0	177.0
Receivables	20.0	11.0
Deferred tax assets	177.0	139.0
Other investments	1,081.0	149.0
Total non-current assets	2,352.0	1,183.0
Corporate tax receivable	249.0
Receivables	2,463.0	2,990.0
Marketable securities	8,819.0	7,419.0
Cash and cash equivalents	7,260.0	3,552.0
Total current assets	18,791.0	13,961.0
Total assets	21,143.0	15,144.0
SHAREHOLDERS' EQUITY AND LIABILITIES
Share capital	65.5	65.1
Share premium	11,894.0	11,755.0
Other reserves	54.0	98.0
Retained Earnings	7,107.0	2,130.0
Total shareholders' equity	19,121.0	14,048.0
Provisions	4.0	2.0
Lease liabilities	277.0	155.0
Deferred revenue	487.0
Other payables	1.0	1.0
Total non-current liabilities	769.0	158.0
Provisions	4.0	2.0
Corporate tax payable		73.0
Lease liabilities	42.0	26.0
Deferred revenue	26.0
Other payables	1,185.0	839.0
Total current liabilities	1,253.0	938.0
Total liabilities	2,022.0	1,096.0
Total shareholders' equity and liabilities	kr 21,143.0	kr 15,144.0